Loans from Parent and Other Related Party Transactions (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2021
Loans From Parent And Other Related Party Transactions
Schedule of Allocated Costs

The Group has incurred certain costs that have been allocated from Rennova. Included in the Condensed Consolidated Statements of Operations are the following allocated costs:

	Three Months Ended March 31,	Three Months Ended March 31,
	2022	2021

Health insurance	$—	$7,119
Rent and utilities	28,711	20,012
Total allocated costs	$28,711	$27,131

The Group has incurred certain costs that have been allocated from Rennova. Included in the Consolidated Statements of Operations are the following allocated costs:

	Year Ended December 31,	Year Ended December 31,
	2021	2020

Health insurance	$16,169	$2,825
Rent and utilities	83,429	27,343
Total allocated costs	$99,598	$30,168